INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Taxes
INCOME TAXES

NOTE 12 - INCOME TAXES

Allocation of federal and state income taxes between current and deferred portions is as follows:

	Year Ended
	December 31,
	2011	2010
Federal:
Current	$859,716	$1,449,943
Deferred	(607,705)	171,566
	252,011	1,621,509

State:
Current	301,650	345,668
Deferred	(118,579)	4,908
	183,071	350,576

	$435,082	$1,972,085

The Company’s income tax expense differed from the maximum statutory federal rate of 35% as follows:

	Year Ended
	December 31,
	2011	2010
Expected income taxes	$815,538	$2,022,285
Income tax effect of:
State taxes, net of federal income tax benefit	113,052	227,875
Tax exempt interest, net	(265,610)	(215,371)
Income taxed at lower rates	(23,301)	(57,780)
Other	(204,597)	(4,924)

	$435,082	$1,972,085

The tax effects of principal temporary differences are shown in the following table:

	December 31,
	2011	2010
Deferred tax assets:
Allowance for loan losses	$3,109,480	$2,207,408
Deferred compensation	218,716	280,422
ESOP expense	—	74,774
Accrued expenses	61,219	107,502
Purchase accounting adjustments for:
Loans	60,616	74,879
Securities	195,896	209,770
Time deposits	1,198	11,257
Deferred Fees and Costs	18,388	21,988
Other	69,384	69,384
	3,734,897	3,057,384

Deferred tax liabilities:
Federal Home Loan Bank stock	(658,620)	(640,438)
Core deposit intangible	(325,748)	(434,762)
Mortgage servicing rights	(260,043)	(233,422)
Unrealized gain on securities available for sale	(759,011)	(361,696)
Purchase accounting adjustments for:
Premises and equipment	(305,223)	(303,035)
Federal Home Loan Bank advances	(22,355)	(29,502)
Subordinated debentures	—	(9,987)
Premises and equipment	(82,631)	(52,245)
	(2,413,631)	(2,065,087)

Net deferred taxes	$1,321,266	$992,297

Retained earnings at December 31, 2011 and 2010 include approximately $3,044,000 of the tax bad debt reserve which accumulated prior to 1988, for which no deferred income tax liability has been recognized. This amount represents an allocation of income to bad debt deductions for tax purposes only. Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then current corporate income tax rate. The unrecorded deferred income tax liability on the above amount was approximately $1,157,000 at December 31, 2011 and 2010. Management has determined that the probability of recapturing the reserve is not sufficient to record a liability.